(PIMCO Global Multi-Asset Portfolio)
PIMCO Variable Insurance Trust

Supplement Dated March 8, 2013 to the
PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus, and PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus, each dated April 30, 2012, as supplemented from time to time (each a "Prospectus")

Disclosure Related to the PIMCO Global Multi-Asset Portfolio (the "Portfolio")

The following changes are effective April 30, 2013.

The "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:
The Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus:

Effective April 30, 2013, the Portfolio's secondary index is the 1 Month LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Portfolio's new secondary index was selected as its use is more closely aligned with the Portfolio's investment philosophy and investment objective. Prior to April 30, 2013, the Portfolio's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

The following disclosure is added above the row relating to the 60% MSCI World Index/40% Barclays U.S. Aggregate Index in the Average Annual Total Returns table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus:

Average Annual Total Returns (PIMCO Global Multi-Asset Portfolio)	1 Year	Since Inception (04/15/2009)
1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)	5.24%	5.26%